Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This Report on Form 6-K/A (the “Amendment”) amends the Report on Form 6-K for the three months ended March 31, 2019 of Ardmore Shipping Corporation (“Ardmore”, “Ardmore Shipping”, the “Company”, “we”, “our” or “us”), as filed with the U.S. Securities and Exchange Commission on May 1, 2019 (the “Original Filing”). In July 2019, following discussions with our independent auditors, Ernst & Young, we identified an error in the presented location of the net gains and losses on disposal of vessels in our consolidated statement of operations. While properly stated in every other respect, the net gains and losses on disposal of vessels were improperly presented in our consolidated statement of operations for the quarterly period ended March 31, 2019. Pursuant to Accounting Standards Codification 360-10, Property, plant, and equipment, if a subtotal for income from operations is included on a statement of operations, net gains or losses on the sale of long-lived assets that are not discontinued operations should be included in income from operations. While the net losses on disposal of vessels had been properly calculated in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), we had chosen to include a subtotal for income from operations in our consolidated statement of operations, but had reflected net gains and losses on disposal of vessels below, rather than above, such subtotal. In this Amendment we are restating our consolidated statement of operations for the three months ended March 31, 2019 (the “Financial Statements”) to remove the subtotal for (loss)/profit from operations. Such removal does not result in any change in net loss for the three months ended March 31, 2019, nor in the other primary financial statements of the Company for any period presented. In determining how to correct for the error in the presentation of net gains and losses from disposal of vessels, management decided to remove the subtotal for (loss)/profit from operations, because such subtotal is not a metric that management uses to evaluate the Company’s performance and operating results. We have also filed an Annual Report on Form 20-F/A to amend our Annual Report on Form 20-F for the year ended December 31, 2018 that was filed with the SEC on February 15, 2019. The 2018 Annual Report on Form 20-F/A restates certain financial information and related disclosures, including: consolidated statements of operations for the years ended December 31, 2018 and 2016. Except for the changes described above, this Amendment continues to present information as of the date of the Original Filing. Other events occurring after the filing of the Original Filing or other disclosures necessary to reflect subsequent events have been or will be addressed in other reports filed with or furnished to the SEC subsequent to the date of the Original Filing. We do not intend to amend previously filed Reports on Form 6-K for quarterly periods ended prior to December 31, 2018. As a result, you should rely upon the restated financial statements for affected periods contained in this Amendment and the Form 20-F/A.
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Entity Registrant Name	Ardmore Shipping Corp
Entity Central Index Key	0001577437
Current Fiscal Year End Date	--12-31